United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4314

                      (Investment Company Act File Number)


                          Intermediate Municipal Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 5/31/06
                                     -------


                 Date of Reporting Period: Quarter ended 8/31/05
                              ---------------------







Item 1.           Schedule of Investments





FEDERATED INTERMEDIATE MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)


       Principal                                                                        Credit
        Amount                                                                          Rating                  Value

                             MUNICIPAL BONDS--96.0%
                         Alabama--1.7%
 $     1,000,000         Alabama State Public School & College Authority,
                         Refunding Revenue Bonds (Series 1998), 5.125% (FSA INS),
                         11/1/2014                                                     AAA / Aaa       $      1,071,430
       1,000,000         Courtland, AL IDB, Environmental  Improvement Refunding
                         Revenue Bonds, 5.00% (International Paper Co.), 11/1/2013    BBB / Baa2              1,056,540
       1,000,000         Courtland, AL IDB, Solid Waste Disposal Refunding Revenue
                         Bonds (Series 2004A), 4.75% (International Paper Co.),
                         5/1/2017                                                     BBB / Baa2              1,012,920
                             TOTAL                                                                            3,140,890
                         Alaska--2.3%
       4,000,000         Alaska State Housing Finance Corp., General Mortgage
                         Revenue Bonds (Series A), 5.65% (MBIA Insurance Corp.
                         INS), 12/1/2012                                               AAA / Aaa              4,166,560
                         Arizona--2.8%
        750,000          Arizona Health Facilities Authority, Revenue Bonds
                         (Series 2004), 5.00% (Blood Systems, Inc.), 4/1/2019           A- / NR                788,700
       1,800,000         Arizona Student Loan Acquisition Authority, Student Loan
                         Revenue Refunding Bonds (Series 1999A-1), 5.50%, 5/1/2012     NR / Aaa               1,943,946
       2,200,000         Arizona Student Loan Acquisition Authority, Student Loan
                         Revenue Refunding Bonds (Series 1999A-1), 5.60%, 5/1/2013     NR / Aaa               2,378,464
                             TOTAL                                                                            5,111,110
                         Arkansas--1.7%
       1,000,000         Independence County, AR, PCR Refunding Bonds (Series
                         2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021               A- / Baa1              1,023,620
       2,000,000         Pope County, AR, Refunding Revenue Bonds, 5.05% TOBs
                         (Entergy Arkansas, Inc.), Mandatory Tender 9/1/2005          BBB- / Baa2             2,000,000
                             TOTAL                                                                            3,023,620
                         California--2.3%
        290,000          California Health Facilities Financing Authority, Health
                         Facility Revenue Bonds (Series 2004I), 4.95% TOBs
                         (Catholic Healthcare West), Mandatory Tender 7/1/2014          A- / A3                308,429
       2,000,000         California State, Refunding UT GO Bonds, 5.00%, 3/1/2024       A / A2                2,141,280
       1,500,000         Val Verde, CA Unified School District, Refunding COPs
                         (Series 2005 A), 5.25% (FGIC INS), 1/1/2022                   AAA / NR               1,697,820
                             TOTAL                                                                            4,147,529
                         Colorado--1.7%
        125,000          Beacon Point, CO Metropolitan District, Revenue Bonds
                         (Series 2005B), 4.375% (Compass Bank, Birmingham
                         LOC)/(Original Issue Yield: 4.50%), 12/1/2015                  A- / NR                126,612
        90,000           Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%,
                         5/1/2017                                                      NR / Aa2                90,599
       1,320,000         Colorado Health Facilities Authority, Revenue Bonds
                         (Series 2005), 5.00% (Covenant Retirement Communities,
                         Inc.), 12/1/2014                                              BBB / NR               1,399,134
       1,145,000         Colorado Health Facilities Authority, Revenue Bonds
                         (Series 2005), 5.00% (Covenant Retirement Communities,
                         Inc.), 12/1/2015                                              BBB / NR               1,210,505
        200,000          High Plains, CO Metropolitan District, Revenue Bonds
                         (Series 2005B), 4.375% (Compass Bank, Birmingham
                         LOC)/(Original Issue Yield: 4.50%), 12/1/2015                  A- / NR                202,580
                             TOTAL                                                                            3,029,430
                         Delaware--1.5%
       1,815,000         Delaware Health Facilities Authority, Refunding Revenue
                         Bonds (Series 2004A), 5.25% (Beebe Medical Center),
                         6/1/2012                                                     BBB+ / Baa1             1,962,432
        740,000          Delaware Health Facilities Authority, Refunding Revenue
                         Bonds (Series 2004A), 5.50% (Beebe Medical Center),
                         6/1/2014                                                     BBB+ / Baa1              817,197
                             TOTAL                                                                            2,779,629
                           District Of Columbia--2.7%
        500,000          District of Columbia, Carnegie Endowment Revenue Bonds,
                         5.75%, 11/15/2010                                             NR / Aa3                519,330
       1,000,000         District of Columbia, Refunding Revenue Bonds, 5.50%
                         (Catholic University of America)/(AMBAC INS), 10/1/2012       AAA / Aaa              1,090,720
       3,000,000         District of Columbia, Revenue Bonds, 5.75% (Catholic
                         University of America)/(AMBAC INS), 10/1/2017                 AAA / Aaa              3,311,460
                             TOTAL                                                                            4,921,510
                         Florida--0.1%
        240,000          Lee County, FL HFA, SFM Revenue Bonds (Series 1998A-2),
                         6.30% (GNMA Home Mortgage Program COL), 3/1/2029              NR / Aaa                242,926
                         Georgia--1.2%
       1,035,000         Cartersville, GA Development Authority, Waste &
                         Wastewater Facilities Refunding Revenue Bonds, 5.10%
                         (Anheuser-Busch Cos., Inc.), 2/1/2012                          A+ / A1               1,115,223
        55,000           Municipal Electric Authority of Georgia, (Series Y),
                         6.40% (Escrowed in Treasuries COL)/(Original Issue Yield:
                         6.45%), 1/1/2009                                               A+ / A1                60,730
         5,000           Municipal Electric Authority of Georgia, Revenue Bonds,
                         (Series Y), 6.40% (Escrowed in U.S. Treasuries COL),
                         1/1/2009                                                       A+ / A1                 5,521
        940,000          Municipal Electric Authority of Georgia, Revenue Bonds,
                         (Series Y), 6.40%, 1/1/2009                                    A+ / A1               1,032,468
                             TOTAL                                                                            2,213,942
                         Idaho--0.2%
        300,000          Idaho Housing Agency, SFM Revenue Bonds, (Series D-2)
                         Subordinate Bonds, 5.25%, 7/1/2011                             NR / A1                301,869
                         Illinois--4.0%
        300,000          Chicago, IL Metropolitan Water Reclamation District, GO
                         UT Refunding Bonds, 5.20% (Original Issue Yield: 5.25%),
                         12/1/2013                                                     AA+ / Aaa               323,856
       1,000,000         Illinois Department Central Management Services,
                         Certificate Participation, 5.50% (MBIA Insurance Corp.
                         INS)/(Original Issue Yield: 5.55%), 7/1/2013                  AAA / Aaa              1,089,580
       1,000,000         Illinois Finance Authority, Refunding Revenue Bonds,
                         5.25% (OSF Health Care Systems), 11/15/2014                    A / A2                1,089,000
        560,000          Illinois Health Facilities Authority, Revenue Bonds,
                         5.70% (Advocate Health Care Network)/(Original Issue
                         Yield: 5.75%), 8/15/2011                                      AA / Aa3                592,721
       1,980,000         Illinois Health Facilities Authority, Revenue Bonds,
                         5.70% (Advocate Health Care Network)/(United States
                         Treasury PRF 8/15/2007 @ 102)/(Original Issue Yield:
                         5.75%), 8/15/2011                                             AA / Aa3               2,119,709
       1,260,000         Illinois Health Facilities Authority, Revenue Refunding
                         Bonds (Series A), 5.70% (Advocate Health Care
                         Network)/(United States Treasury PRF 8/15/2009 @
                         100)/(Original Issue Yield: 5.75%), 8/15/2011                 AA / Aa3               1,377,608
        500,000          Metropolitan Pier & Exposition Authority, IL, Dedicated
                         State Tax Refunding Revenue Bonds, 6.75% (Original Issue
                         Yield: 6.85%), 6/1/2010                                       AA- / A1                561,620
                             TOTAL                                                                            7,154,094
                         Indiana--5.4%
        500,000          Indiana Development Finance Authority, Environmental
                         Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil
                         Corp.) 12/2/2011                                             BBB+ / Baa1              542,935
       4,800,000         Indiana Health Facility Financing Authority, Hospital
                         Revenue Bonds (Series 1996A), 5.50% (Clarian Health
                         Partners, Inc.)/(Original Issue Yield: 5.65%), 2/15/2010      AA- / A1               5,023,824
       2,000,000         Indiana Health Facility Financing Authority, Hospital
                         Revenue Bonds (Series 2005A), 5.00% (Community Health
                         Network)/(AMBAC INS), 5/1/2022                                AAA / NR               2,155,600
       2,000,000         Indianapolis, IN Airport Authority, Special Facilities
                         Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx
                         Corp.), 1/15/2017                                            BBB / Baa2              2,120,260
                             TOTAL                                                                            9,842,619
                         Kansas--0.0%
        65,000           Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2),
                         6.50% (GNMA Home Mortgage Program COL), 12/1/2016             NR / Aaa                65,092
                         Louisiana--0.6%
       1,000,000         De Soto Parish, LA Environmental Improvement Authority,
                         PCR Bonds (Series 2002A), 5.00% (International Paper
                         Co.), 10/1/2012                                              BBB / Baa2              1,056,380
                         Maine--0.6%
       1,000,000         Maine Finance Authority, Solid Waste Disposal Revenue
                         Bonds, 4.65% (Waste Management, Inc.), 2/1/2016               BBB / NR               1,012,080
                         Massachusetts--0.7%
       1,250,000         Massachusetts State Development Finance Agency, Solid
                         Waste Disposal Revenue Bonds, 5.45% (Waste Management,
                         Inc.), 6/1/2014                                               BBB / NR               1,354,012
                         Michigan--12.0%
       1,000,000         Cornell Township MI, Economic Development Corp.,
                         Refunding Revenue Bonds, 5.875% (MeadWestvaco
                         Corp.)/(United States Treasury PRF 5/1/2012 @
                         100)/(Original Issue Yield:  5.874%), 5/1/2018               AAA / Baa2              1,145,960
        500,000          Delta County, MI Economic Development Corp.,
                         Environmental Improvement Revenue Refunding Bonds (Series
                         A), 6.25% (MeadWestvaco Corp.)/(United States Treasury
                         PRF 4/15/2012 @ 100)/(Original Issue Yield:  6.249%),
                         4/15/2027                                                    AAA / Baa2               583,615
       1,025,000         Michigan Municipal Bond Authority, Revenue Bonds, 5.875%
                         (Drinking Water Revolving Fund)/(United States Treasury
                         PRF 10/1/2010 @ 101)/(Original Issue Yield:  5.400%),
                         10/1/2017                                                     AAA / Aaa              1,161,130
        415,000          Michigan State Hospital Finance Authority, Hospital
                         Revenue Bonds (Series 2005), 5.00% (Chelsea Community
                         Hospital), 5/15/2025                                          BBB / NR                424,748
       4,000,000         Michigan State Hospital Finance Authority, Revenue &
                         Refunding Bonds (Series 1998A), 5.10% (McLaren Health
                         Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013            NR / A1               4,157,640
       5,000,000         Michigan State Hospital Finance Authority, Revenue Bonds
                         (Series 1999A), 6.00% (Ascension Health Credit
                         Group)/(MBIA Insurance Corp. INS), 11/15/2011                 AAA / Aaa              5,529,450
       3,705,000         Michigan State Housing Development Authority, (Series B)
                         Rental Housing Revenue Bonds, 5.65% (MBIA Insurance Corp.
                         INS), 10/1/2007                                               AAA / Aaa              3,784,991
       3,605,000         Michigan State Housing Development Authority, (Series B)
                         Rental Housing Revenue Bonds, 5.65% (MBIA Insurance Corp.
                         INS), 4/1/2007                                                AAA / Aaa              3,682,904
        500,000          Michigan State Strategic Fund, Revenue Bonds (Series
                         2004), 5.00% (NSF International), 8/1/2015                     A- / NR                529,555
        650,000          Michigan State Strategic Fund, Revenue Bonds (Series
                         2004), 5.125% (NSF International), 8/1/2019                    A- / NR                685,861
                             TOTAL                                                                           21,685,854
                         Minnesota--1.4%
       1,000,000         Minneapolis Special School District No. 001, MN, (Series
                         B) Certificate Participation School Improvement Bonds,
                         5.125% (Minnesota State GTD), 2/1/2014                        AAA / Aa2              1,029,490
       1,500,000         Todd Morrison Cass & Wadena Counties United Hospital
                         District, MN, GO Health Care Facility Revenue Bonds
                         (Series 2004), 5.00% (Lakewood Health System), 12/1/2021      NR / Baa2              1,578,750
                             TOTAL                                                                            2,608,240
                         Missouri--0.8%
        130,000          Missouri State Environmental Improvement & Energy
                         Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016           NR / Aaa                131,625
        235,000          Missouri State Housing Development Commission, SFM Loan
                         Revenue Bonds (Series 1998B), 5.20%, 9/1/2012                 AAA / NR                243,338
       1,000,000         Taney County, MO Reorganized School District Number R-V,
                         GO UT, 5.80% (State Aid Withholding LOC), 3/1/2017            AA+ / NR               1,040,440
                             TOTAL                                                                            1,415,403
                         Nevada--0.7%
       1,100,000         Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs
                         (Southwest Gas Corp.), Mandatory Tender 3/1/2013             BBB- / Baa2             1,177,088
                         New Hampshire--0.6%
       1,000,000         New Hampshire Higher Educational & Health Facilities
                         Authority, Healthcare System Revenue Bonds (Series 2004),
                         5.00% (Covenant Health Systems), 7/1/2014                      A / NR                1,054,320
                         New Jersey--0.9%
        500,000          New Jersey EDA, Revenue Bonds, (Series 2004), 5.625% (NJ
                         Dedicated Cigarette Excise Tax), 6/15/2019                   BBB / Baa2               539,920
       1,000,000         New Jersey Health Care Facilities Financing Authority,
                         Revenue Bonds, (Series B), 5.00% (RWJ Health Care
                         Corp.)/(Radian Asset Assurance INS), 7/1/2025                  AA / NR               1,058,890
                             TOTAL                                                                            1,598,810
                         New York--6.5%
       1,500,000         Hempstead, NY IDA, Resource Recovery Refunding Revenue
                         Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of
                         Hempstead), Mandatory Tender 6/1/2010                         BB+ / Ba1              1,573,140
       1,000,000         New York City, NY IDA, Civic Facility Revenue Bonds
                         (Series 2002A), 5.50% (Lycee Francais de New York
                         Project)/(American Capital Access INS), 6/1/2015               A / NR                1,085,470
       1,000,000         New York City, NY, UT GO Bonds (Fiscal 2005 Series J),
                         5.00%, 3/1/2020                                                A+ / A1               1,071,450
       1,000,000         New York City, NY, UT GO Bonds (Fiscal 2006 Series C),
                         5.00%, 8/1/2025                                                A+ / A1               1,063,060
        925,000          New York City, NY, UT GO Bonds (Fiscal 2006 Series C),
                         5.00%, 8/1/2026                                                A+ / A1                982,554
       4,500,000         New York City, NY, UT GO Bonds (Series 1999G), 6.00%
                         (AMBAC INS), 10/15/2007                                       AAA / Aaa              4,782,375
       1,250,000         Suffolk County, NY IDA, IDRBs (Series 1998), 5.30%
                         (Nissequogue Cogen Partners Facility)/(Original Issue
                         Yield: 5.325%), 1/1/2013                                         NR                  1,265,525
                             TOTAL                                                                           11,823,574
                         North Carolina--3.4%
       1,685,000         Broad River, NC Water Authority, Water System Refunding
                         Revenue Bonds (Series 2005) , 5.00% (XL Capital Assurance
                         Inc. INS), 6/1/2021                                           NR / Aaa               1,819,126
       1,000,000         North Carolina Eastern Municipal Power Agency, Power
                         System Refunding Revenue Bonds (Series 2003A), 5.50%,
                         1/1/2012                                                     BBB / Baa2              1,092,780
       1,000,000         North Carolina Eastern Municipal Power Agency, Refunding
                         Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018                    AAA / Aaa              1,204,540
       2,000,000         North Carolina Municipal Power Agency No. 1, Electric
                         Revenue Refunding Bonds, 7.25%, 1/1/2007                      BBB+ / A3              2,104,920
                             TOTAL                                                                            6,221,366
                         North Dakota--0.6%
       1,055,000         North Dakota State Building Authority, (Series B)
                         Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original
                         Issue Yield: 5.00%), 12/1/2010                                AAA / Aaa              1,112,054
                         Ohio--3.9%
       1,000,000         Franklin County, OH Health Care Facilities, Improvement
                         Revenue Bonds (Series 2005A), 5.00% (Ohio Presbyterian
                         Retirement Services)/(Original Issue Yield: 5.10%),
                         7/1/2026                                                      BBB / NR               1,036,500
       3,195,000         Lucas County, OH HDA, Hospital Revenue Refunding Bonds
                         (Series 1996), 5.50% (ProMedica Healthcare Obligated
                         Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield:
                         5.75%), 11/15/2008                                            AAA / Aaa              3,349,798
       1,000,000         Montgomery County, OH, Revenue Bonds, 5.50% (Catholic
                         Health Initiatives), 9/1/2016                                 AA / Aa2               1,090,170
       1,000,000         Ohio State Air Quality Development Authority, PCR
                         Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric
                         Illuminating Co.), 12/1/2013                                 BB+ / Baa3              1,042,910
        500,000          Ohio State Higher Educational Facilities Commission,
                         Higher Educational Revenue Bonds, 5.00% (John Carroll
                         University, OH), 11/15/2012                                    NR / A2                547,375
                             TOTAL                                                                            7,066,753
                         Pennsylvania--8.3%
        500,000     (1)   Allegheny County, PA IDA, Cargo Facilities Lease Revenue
                         Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project),
                         9/1/2009                                                         NR                   493,040
       1,000,000         New Wilmington, PA Municipal Authority, College Revenue
                         Bonds, 5.30% (Westminster College)/(Original Issue Yield:
                         5.40%), 3/1/2018                                              NR / Baa1              1,023,180
       1,000,000         Pennsylvania Intergovernmental Coop Authority, Special
                         Tax, 5.25% (FGIC INS), 6/15/2015                              AAA / Aaa              1,071,410
       1,210,000         Pennsylvania State Higher Education Facilities Authority,
                         Revenue Bonds (Series 2001A), 5.75% (UPMC Health System),
                         1/15/2012                                                      A+ / NR               1,343,040
       1,200,000         Pennsylvania State Higher Education Facilities Authority,
                         Revenue Bonds (Series 2004A), 5.00% (Philadelphia
                         University), 6/1/2015                                        BBB / Baa2              1,238,976
       1,725,000         Pennsylvania State Higher Education Facilities Authority,
                         Revenue Bonds, 5.00% (Philadelphia College of Osteopathic
                         Medicine), 12/1/2018                                           A / NR                1,849,873
       1,000,000         Philadelphia, PA Airport System, Revenue Bonds (Series
                         2005A), 5.00% (MBIA Insurance Corp. INS), 6/15/2023           AAA / Aaa              1,059,900
       5,000,000         Philadelphia, PA Hospitals & Higher Education Facilities
                         Authority, Health System Revenue Bonds (Series 1997A),
                         5.00% (Jefferson Health System)/(Original Issue Yield:
                         5.40%), 5/15/2012                                             AA- / Aa3              5,224,450
       1,605,000         Sayre, PA, Health Care Facilities Authority, Revenue
                         Bonds (Series 2002A), 6.00% (Guthrie Healthcare System,
                         PA), 12/1/2012                                                 A- / NR               1,790,554
                             TOTAL                                                                           15,094,423
                         Rhode Island--1.4%
       1,000,000         Rhode Island Economic Development Corp., Revenue Note
                         Obligations (2000 Senior Obligation Series), 5.75%
                         (Providence Place Mall Project)/(Radian Asset Assurance
                         INS), 7/1/2010                                                 AA / NR               1,073,890
       1,340,000         Rhode Island State Health and Educational Building Corp.,
                         Refunding Revenue Bonds (Series 2005), 5.00% (Landmark
                         Medical Center)/(Radian Asset Assurance INS), 10/1/2018       AA / Aa3               1,435,314
                             TOTAL                                                                            2,509,204
                         South Carolina--1.5%
       1,000,000         Beaufort County, SC School District, GO, 5.50%, 3/1/2016      AA / Aa1               1,080,820
       1,500,000         Charleston County, SC, Hospital Facilities Revenue Bonds
                         (Series 2004A), 5.50% (CareAlliance Health Services d/b/a
                         Roper St. Francis Healthcare), 8/15/2013                       A- / A3               1,654,785
                             TOTAL                                                                            2,735,605
                         Tennessee--4.3%
       1,000,000         Metropolitan Government Nashville & Davidson County, TN,
                         (GO UT), 5.125% (Original Issue Yield: 5.125%), 11/15/2017    AA / Aa2               1,080,350
       4,000,000         Shelby County, TN, Public Improvement UT GO School Bonds
                         (Series A), 5.50%, 4/1/2017                                   AA+ / Aa2              4,395,480
        500,000          Sullivan County, TN Health Educational & Housing
                         Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont
                         Health System), 9/1/2010                                      BBB+ / NR               550,480
        500,000          Sullivan County, TN Health Educational & Housing
                         Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont
                         Health System), 9/1/2011                                      BBB+ / NR               555,965
       1,000,000         Sullivan County, TN Health Educational & Housing
                         Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont
                         Health System), 9/1/2012                                      BBB+ / NR              1,124,190
                             TOTAL                                                                            7,706,465
                         Texas--8.8%
       1,000,000         Bell County, TX HFDC, Refunding Revenue Bonds, 5.375%
                         (FSA INS), 12/1/2013                                          AAA / Aaa              1,079,700
       1,000,000         Brazos River Authority, TX, PCR Refunding Bonds (Series
                         2003A), 6.75% TOBs (TXU Energy), Mandatory Tender 4/1/2013   BBB- / Baa2             1,146,270
        500,000          Carroll, TX Independent School District, GO UT Refunding
                         Bonds (Series A), 5.00% (PSFG GTD)/(Original Issue
Yield:
                         5.02%), 2/15/2016                                             AAA / Aaa               521,265
       1,000,000         Cass County, TX Industrial Development Corp.,
                         Environmental Improvement Refunding Revenue Bonds, 4.80%
                         (International Paper Co.), 3/1/2025                          BBB / Baa2              1,007,970
       1,000,000         El Paso, TX, GO LT (Series 1998), 5.125% (FGIC
                         INS)/(Original Issue Yield: 5.25%), 8/15/2015                 AAA / Aaa              1,059,370
       1,000,000         Fort Worth, TX Water & Sewer, Revenue Bonds, 5.75%
                         (United States Treasury PRF 2/15/2010 @ 100)/(Original
                         Issue Yield:  5.520%), 2/15/2017                              AA / Aa2               1,107,060
       2,000,000         North Central Texas HFDC, Hospital Revenue Refunding
                         Bonds (Series 2002), 5.50% (Children's Medical Center of
                         Dallas)/(AMBAC INS), 8/15/2017                                AAA / Aaa              2,212,420
       1,000,000         Sabine River Authority, TX, PCR Revenue Refunding Bonds
                         (Series 2001A), 5.50% TOBs (TXU Energy), Mandatory Tender
                         11/1/2011                                                    BBB- / Baa2             1,070,930
       1,000,000         San Antonio, TX Water System, Revenue Refunding Bonds
                         (Series 2002), 5.50% (FSA INS), 5/15/2016                     AAA / Aaa              1,117,610
       1,230,000         Springtown, TX Independent School District, Refunding UT
                         GO Bonds (Series 2005A), 5.00% (PSFG INS), 2/15/2020          AAA / Aaa              1,332,570
       1,485,000         Springtown, TX Independent School District, Refunding UT
                         GO Bonds (Series 2005A), 5.00% (PSFG INS), 2/15/2022          AAA / Aaa              1,599,122
       1,520,000         Texas State Department of Housing & Community Affairs,
                         SFM Revenue Bonds (Series B), 5.45% (MBIA Insurance Corp.
                         INS), 3/1/2019                                                AAA / Aaa              1,575,130
       1,000,000         Travis County, TX, GO UT, 5.25%, 3/1/2015                     AAA / Aaa              1,107,570
                             TOTAL                                                                           15,936,987
                         Utah--1.2%
       1,050,000         Salt Lake County, UT Municipal Building Authority,
                         Refunding Revenue Bonds, 5.20% (United States Treasury
                         PRF 10/15/2011 @100)/(Original Issue Yield: 5.33%),
                         10/15/2020                                                    AAA / Aaa              1,160,345
       1,000,000         Utah County, UT IDA, Environmental Improvement Revenue
                         Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender
                         11/1/2011                                                    BBB+ / Baa1             1,062,720
                             TOTAL                                                                            2,223,065
                         Virginia--2.3%
       1,000,000         Chesapeake, VA IDA, PCR Bonds, 5.25% (Virginia Electric &
                         Power Co.), 2/1/2008                                          BBB+ / A3              1,013,110
       2,000,000         Greater Richmond Convention Center Authority, VA, Hotel
                         Tax Revenue Bonds, 5.50% (Convention Center Expansion
                         Project), 6/15/2008                                            A / A3                2,115,880
       1,000,000         Tobacco Settlement Financing Corp., VA, Revenue Bonds,
                         5.25% (Original Issue Yield: 5.301%), 6/1/2019               BBB / Baa3              1,038,190
                             TOTAL                                                                            4,167,180
                         Washington--4.9%
       1,000,000         Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015      NR / Aa3               1,076,480
       4,500,000         Washington Health Care Facilities Authority, Revenue
                         Bonds (Series 1996), 5.375% (Kadlec Medical Center,
                         Richland)/(AMBAC INS)/(Original Issue Yield: 5.63%),
                         12/1/2010                                                     AAA / Aaa              4,709,925
       2,000,000         Washington State Public Power Supply System, Nuclear
                         Project No. 2 Refunding Revenue Bonds (Series 1997A),
                         6.00% (Energy Northwest, WA)/(Escrowed In Treasuries
                         COL), 7/1/2007                                                AAA / Aaa              2,109,280
       1,000,000         Washington State, (GO UT), 5.00% (Original Issue Yield:
                         5.20%), 1/1/2017                                              AA / Aa1               1,039,090
                             TOTAL                                                                            8,934,775
                         Wisconsin--3.0%
        50,000           Appleton, WI Waterworks, Refunding Revenue Bonds, 5.375%
                         (FGIC INS), 1/1/2015                                          NR / Aaa                55,207
       1,000,000         Menomonee Falls, WI Sewage System, (Series A) Revenue
                         Bonds, 5.65% (United States Treasury PRF 5/1/2007 @
                         100)/(Original Issue Yield: 5.70%), 5/1/2016                  AAA / Aaa              1,044,020
       1,000,000         Milwaukee County, WI, (Series A), 5.00%, 10/1/2016            AA / Aa3               1,084,090
        980,000          Wisconsin State HEFA, Refunding Revenue Bonds, 6.00%
                         (Wheaton Franciscan Services), 8/15/2014                       A / A2                1,105,744
       1,000,000         Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.10%
                         (Vernon Memorial Healthcare, Inc.)/(Original Issue Yield:
                         5.15%), 3/1/2025                                              BBB- / NR              1,017,710
       1,000,000         Wisconsin State Transportation, (Series A), 5.50% (FGIC
                         INS), 7/1/2015                                                AAA / Aaa              1,102,900
                             TOTAL                                                                            5,409,671
                              TOTAL MUNICIPAL BONDS
                         ----------------------------------------------------------
                             (IDENTIFIED COST $165,554,222)                                                  174,044,129

                           SHORT-TERM MUNICIPALS--1.3%
                         Alaska--0.7%
        100,000          Valdez, AK Marine Terminal, (Series 2003A) Daily VRDNs       -1+ / VMIG1
                         (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)                   A                         100,000
       1,100,000         Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs       -1+ / VMIG1
                         (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)                   A                        1,100,000
                             TOTAL                                                                            1,200,000
                         Utah--0.6%
       1,100,000         Salt Lake County, UT, PCR Bonds (Series 1994B) Daily
                         VRDNs (BP Amoco Corp)                                        A-1+ / P-1              1,100,000
                             TOTAL SHORT-TERM MUNICIPALS
                         ----------------------------------------------------------
                             (AT AMORTIZED COST)                                                              2,300,000

                         OTHER--0.8%
       1,000,000    (1)   GMAC Municipal Mortgage Trust, Pfd., (Series A-2),
                         4.80%, 10/31/2040                                              NR / A3               1,024,580
        500,000     (1)   GMAC Municipal Mortgage Trust, Pfd., (Series B-2),
                         5.50%, 10/31/2040                                             NR / Baa1               506,570
                             TOTAL OTHERS (IDENTIFIED COST $1,500,000)                                        1,531,150
                             TOTAL INVESTMENTS - 98.1%
                         ----------------------------------------------------------
                             (IDENTIFIED COST $169,354,222 )(2)                                              177,875,279
                             OTHER ASSETS AND LIABILITIES - NET - 1.9%                                        3,377,915
                             TOTAL NET ASSETS - 100%                                                   $     181,253,194

================================================================================

           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 9.4% of the portfolio as calculated based upon total portfolio market value.

        1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $2,024,190 which represents 1.1% of total net assets.
           Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at August 31, 2005 is as follows:

           Security                                    Acquisition   Acquisition
                                                            Date         Cost

           Allegheny County, PA IDA, Cargo Facilities    9/23/1999      $500,000
           Lease Revenue Bonds (Series 1999),
           6.00% ( AFCO Cargo PIT LLC Project ),
           9/1/2009

        2 The cost of investments for federal tax purposes amounts to $169,346,478. The net unrealized appreciation of investments for federal tax purposes was $8,528,801. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,574,770 and net unrealized depreciation from investments for those securities having an excess of cost over value of $45,969.


Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit-quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.


The following acronyms are used throughout this portfolio:

AMBAC             --American Municipal Bond Assurance Corporation
COL               --Collateralized
COPs              --Certificates of Participation
EDA               --Economic Development Authority
FGIC              --Financial Guaranty Insurance Company
FSA               --Financial Security Assurance
GNMA              --Government National Mortgage Association
GO                --General Obligation
GTD               --Guaranteed
HAD               --Hospital Development Authority
HEFA              --Health and Education Facilities Authority
HFA               --Housing Finance Authority
HFDC              --Health Facility Development Corporation
IDA               --Industrial Development Authority
IDB               --Industrial Development Bond
IDRBs             --Industrial Development Revenue Bonds
INS               --Insured
LOC               --Letter of Credit
PCR               --Pollution Control Revenue
PRF               --Prerefunded
PSFG              --Permanent School Fund Guarantee
SFM               --Single Family Mortgage
TOBs              --Tender Option Bonds
LT                --Limited Tax
UT                --Unlimited Tax
VRDNs             --Variable Rate Demand Notes





Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Intermediate Municipal Trust

By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                      J. Christopher Donahue, Principal Executive Officer


Date              October 21, 2005


By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer


Date              October 21, 2005